Stock-Based Compensation - Schedule of Stock Option Activity (Details) - 2013 and 2021 Stock Incentive Plan - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Line Items]
Options Outstanding, Balance	14,830	3,905	8,460	14,830
Weighted Average Exercise Price, Balance	$ 43.47	$ 41.24	$ 33.2	$ 43.47
Weighted Average Remaining Contractual Term in Year, Balance	8 years 6 months 10 days	6 years 5 months 19 days	5 years 2 months 12 days	8 years 6 months 10 days
Aggregate Intrinsic Value, Balance
Options Outstanding, Options exercisable		3,413	6,356
Weighted Average Exercise Price, Options exercisable		$ 45.36	$ 40.47
Weighted Average Remaining Contractual Term in Year, Options exercisable		6 years 1 month 17 days	3 years 10 months 28 days
Aggregate Intrinsic Value, Options exercisable
Options Outstanding, Granted			5,521
Weighted Average Exercise Price, Granted			$ 7.3
Aggregate Intrinsic Value, Granted
Options Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Options Outstanding, Cancelled/forfeited		(4,555)	(11,891)
Weighted Average Exercise Price, Cancelled/forfeited		$ 26.31	$ 33.99
Aggregate Intrinsic Value, Cancelled/forfeited